Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Profit for the year	$ 49,421	$ 235,467	$ 433,935
Adjustments for:
Depreciation and amortization	20,322	21,342	21,342
Reversal of credit losses recognized on accounts receivable	0	0	(190)
Gain on disposal of subsidiary	0	(10,694)	0
Share-based compensation expenses	2,663	3,096	700
Gains on disposal of property, plant and equipment, net	(368)	0	(147)
LossOnReMeasurementOfBusinessCombination	1,932	0	0
Changes in fair value of financial assets at fair value through profit or loss	(1,655)	(1,246)	284
Interest income	(8,746)	(4,813)	(876)
Finance costs	6,080	2,783	1,074
Income tax expense (benefit)	(5,028)	41,098	110,657
Share of losses of associates	598	743	1,392
Inventories write downs	21,540	22,211	9,448
Unrealized foreign currency exchange losses (gains)	624	(2,883)	(953)
Cash flows from operating activities before changes in operating capital	87,383	307,104	576,666
Changes in:
Accounts receivable (including related parties)	20,804	146,870	(166,395)
Inventories	132,090	(194,544)	(99,341)
Other receivable from related parties	5	(7)	(17)
Other current assets	(3,863)	10,099	(7,633)
Other non-current assets	0	0	(19,460)
Accounts payable (including related parties)	7,676	(124,870)	74,954
Other payable to related parties	(268)	927	(931)
Contract liabilities	(37,051)	1,283	41,262
Other current liabilities	1,246	1,831	13,736
Other non-current liabilities	(4,602)	3,972	(4,697)
Cash generated from operating activities	203,420	152,665	408,144
Interest received	8,567	4,525	852
Interest paid	(6,080)	(2,783)	(1,074)
Income tax paid	(53,066)	(71,499)	(19,646)
Net cash provided by operating activities	152,841	82,908	388,276
Cash flows from investing activities:
Acquisitions of property, plant and equipment	(23,378)	(11,797)	(7,562)
Proceeds from disposal of property, plant and equipment	111	0	0
Acquisitions of intangible assets	(115)	(331)	(468)
Acquisitions of financial assets at amortized cost	(6,911)	(8,763)	(25,362)
Proceeds from disposal of financial assets at amortized cost	3,099	25,823	8,011
Acquisitions of financial assets at fair value through profit or loss	(82,628)	(108,374)	(23,417)
Proceeds from disposal of financial assets at fair value through profit or loss	75,539	110,283	29,141
Proceeds from disposal of a subsidiary	0	14,769	0
Acquisitions of financial assets at fair value through other comprehensive income	(1,379)	0	0
Proceeds from disposal of financial assets at fair value through other comprehensive income	99	96	0
Acquisition of a subsidiary, net of cash acquired	433	0	0
Proceeds from capital reduction of investment	360	0	151
Acquisitions of equity method investments	0	(3,264)	(598)
Increase in refundable deposits	(56,933)	(6,144)	(213,056)
Releases (pledges) of restricted deposit	0	2,700	(2,595)
Cash received in advance from disposal of land	2,821	0	3,075
Net cash provided by (used in) investing activities	(88,882)	14,998	(232,680)
Cash flows from financing activities:
Payments of cash dividends	(83,720)	(217,873)	(47,424)
Payments of dividend equivalents	(148)	0	0
Proceeds from issuance of new shares by subsidiaries	916	487	0
Purchases of subsidiary shares from noncontrolling interests	(9)	(301)	(1,627)
Proceeds from short-term unsecured borrowings	47,226	0	15,000
Repayments of short-term unsecured borrowings	(47,226)	0	(15,000)
Proceeds from long-term unsecured borrowings	0	40,000	0
Repayments of long-term unsecured borrowings	(6,000)	(46,000)	(6,000)
Proceeds from short-term secured borrowings	1,383,300	1,212,700	611,600
Repayments of short-term secured borrowings	(1,299,600)	(994,800)	(564,200)
Release (pledge) of restricted deposit	(83,700)	(217,900)	(47,400)
Payment of lease liabilities	(4,830)	(4,294)	(4,668)
Guarantee deposits received	200	16,913	54,050
Proceeds from exercise of employee stock options	0	0	1,182
Net cash used in financing activities	(93,591)	(211,068)	(4,487)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(200)	(1,281)	(23)
Net increase (decrease) in cash and cash equivalents	(29,832)	(114,443)	151,086
Cash and cash equivalents at beginning of year	221,581	336,024	184,938
Cash and cash equivalents at end of year	$ 191,749	$ 221,581	$ 336,024